Fair Value Measurements - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023
NHA MBS US agency MBS and CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	$ 1,088		$ 1,088
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	4,501		4,501
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	840	$ 600	1,046	$ 988
Change in fair value included in earnings	(174)	(3)	(106)	(16)
Change in fair value included in other comprehensive income	20	11	(11)	(11)
Issuances/Purchases	666	127	871	276
Sales	(263)	(105)	(550)	(248)
Transfers into Level 3	71	206	111	223
Transfers out of Level 3	(72)	(38)	(273)	(414)
Assets at end of period	1,088	798	1,088	798
Change in unrealized gains (losses) recorded in income for instruments still held	(154)	2	(115)	(1)
Trading securities [member] | NHA MBS US agency MBS and CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	814	595	897	985
Change in fair value included in earnings	(174)	(3)	(107)	(16)
Change in fair value included in other comprehensive income	19	11	(11)	(11)
Issuances/Purchases	666	121	861	266
Sales	(248)	(105)	(521)	(248)
Transfers into Level 3	71	205	108	222
Transfers out of Level 3	(60)	(38)	(139)	(412)
Assets at end of period	1,088	786	1,088	786
Change in unrealized gains (losses) recorded in income for instruments still held	(154)	2	(116)	(1)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	26	5	112	3
Change in fair value included in earnings			1
Change in fair value included in other comprehensive income	1
Issuances/Purchases		6	10	10
Sales	(15)		(29)
Transfers into Level 3		1	3	1
Transfers out of Level 3	(12)		(97)	(2)
Assets at end of period		12		12
Change in unrealized gains (losses) recorded in income for instruments still held			1
Trading securities [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period			37
Transfers out of Level 3			(37)
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	4,343	4,172	4,235	4,052
Change in fair value included in earnings	9	(43)	(101)	(38)
Change in fair value included in other comprehensive income	49	48	(10)	4
Issuances/Purchases	223	2,108	539	2,331
Sales	(88)	(185)	(126)	(248)
Maturities/Settlement				(1)
Transfers out of Level 3			(1)
Assets at end of period	4,536	6,100	4,536	6,100
Change in unrealized gains (losses) recorded in income for instruments still held	60	13	8	35
Financial assets at fair value through profit or loss [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	24	11	27	8
Change in fair value included in earnings	(6)		(9)
Issuances/Purchases	17		17	3
Assets at end of period	35	11	35	11
Change in unrealized gains (losses) recorded in income for instruments still held	(6)		(9)
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	4,319	4,161	4,208	4,044
Change in fair value included in earnings	15	(43)	(92)	(38)
Change in fair value included in other comprehensive income	49	48	(10)	4
Issuances/Purchases	206	2,108	522	2,328
Sales	(88)	(185)	(126)	(248)
Maturities/Settlement				(1)
Transfers out of Level 3			(1)
Assets at end of period	4,501	6,089	4,501	6,089
Change in unrealized gains (losses) recorded in income for instruments still held	66	13	17	35
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	173	157	160	154
Change in fair value included in other comprehensive income		1	11
Issuances/Purchases	1	1	3	5
Sales		(1)		(1)
Maturities/Settlement		(1)		(1)
Assets at end of period	174	157	174	157
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		1		1
Maturities/Settlement		(1)		(1)
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	173	156	160	153
Change in fair value included in other comprehensive income		1	11
Issuances/Purchases	1	1	3	5
Sales		(1)		(1)
Assets at end of period	174	157	174	157
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	196	120	186	20
Change in fair value included in other comprehensive income	5	2	(1)	2
Issuances/Purchases	13	79	46	194
Maturities/Settlement	(59)		(76)	(15)
Transfers into Level 3	198		198
Assets at end of period	353	201	353	201
Other Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,671	1,299	1,723	1,233
Change in fair value included in earnings	(56)	9	(17)	54
Issuances/Purchases	12		16	23
Sales			(21)
Maturities/Settlement	(5)	(8)	(79)	(10)
Assets at end of period	1,622	1,300	1,622	1,300
Change in unrealized gains (losses) recorded in income for instruments still held	(65)	9		55
Derivatives Asset [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	14	14	5	26
Change in fair value included in earnings	(7)		(5)	(26)
Issuances/Purchases				13
Transfers into Level 3	6		13	1
Assets at end of period	13	14	13	14
Change in unrealized gains (losses) recorded in income for instruments still held	(7)		(5)
Derivatives Asset [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period				26
Change in fair value included in earnings				(26)
Derivatives Asset [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	7	13	5
Change in fair value included in earnings	(7)	(3)	(5)	(3)
Issuances/Purchases				13
Assets at end of period		10		10
Change in unrealized gains (losses) recorded in income for instruments still held	(7)	(3)	(5)	(3)
Derivatives Asset [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	7	1
Change in fair value included in earnings		3		3
Transfers into Level 3	6		13	1
Assets at end of period	13	4	13	4
Change in unrealized gains (losses) recorded in income for instruments still held		3		3
Other Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	13	3	5	2
Issuances/Purchases		2	8	3
Maturities/Settlement	(13)		(13)
Liabilities at end of period		5		5
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	2	14	11	2
Change in fair value included in earnings			(1)	12
Maturities/Settlement		(12)		(12)
Transfers into Level 3	2		2
Transfers out of Level 3			(8)
Liabilities at end of period	4	2	4	2
Change in unrealized gains (losses) recorded in income for instruments still held				(38)
Derivatives Liabilities [member] | Foreign exchange contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period		12
Change in fair value included in earnings				12
Maturities/Settlement		(12)		(12)
Change in unrealized gains (losses) recorded in income for instruments still held				(38)
Derivatives Liabilities [member] | Commodity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1		1
Change in fair value included in earnings	1		1
Liabilities at end of period	2		2
Change in unrealized gains (losses) recorded in income for instruments still held	1		1
Derivatives Liabilities [member] | Equity contracts [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period			8
Transfers into Level 3	1		1
Transfers out of Level 3			(8)
Liabilities at end of period	1		1
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	1	2	2	2
Change in fair value included in earnings	(1)		(2)
Transfers into Level 3	1		1
Liabilities at end of period	1	$ 2	1	$ 2
Change in unrealized gains (losses) recorded in income for instruments still held	$ (1)		$ (1)